CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - shares			3 Months Ended
	Dec. 07, 2021	Dec. 06, 2021	Mar. 31, 2022	Dec. 31, 2021
Common stock issued (in shares)		105,000,000	125,613,424	135,566,227
BigBear Holdings
Common units converted (in shares)	100	100	100